Unaudited Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
End of Lease (“EOL”) and Maintenance Reserved (“MR”) contract maintenance rights expense		$ 28,078	$ 37,521
MR contract maintenance rights write-off due to maintenance liability release		1,841	9,403
EOL contract maintenance rights write-off due to cash receipt		35,346	97,343
Maintenance rights write-off	[1]	65,265	144,267
Non-Cash Investing And Financing Activities
Flight equipment reclassified to net investment in finance and sales-type leases		38,700	46,800
Flight equipment reclassified to held for sale, net		83,500	870,300
Accrued maintenance liability settled with buyers upon sale or disposal of assets		(86,592)	$ (64,066)
Non-Cash Investing And Financing Activities | Norwegian Air Shuttle ASA
Other assets and Accounts payable, accrued expenses and other liabilities increase due to NAS recapitalization		$ 185,700

[1]	Maintenance rights write-off consisted of the following:

End of Lease (“EOL”) and Maintenance Reserved (“MR”) contract maintenance rights expense	$28,078	$37,521
MR contract maintenance rights write-off due to maintenance liability release	1,841	9,403
EOL contract maintenance rights write-off due to cash receipt	35,346	97,343
Maintenance rights write-off	$65,265	$144,267